Intangible and tangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible and tangible assets
Schedule of intangible assets

As of December 31, 2019		Amortization and
(M$)	Cost	impairment	Net

Goodwill	9,357	(1,011)	8,346
Proved mineral interests	15,966	(8,741)	7,225
Unproved mineral interests	20,138	(4,558)	15,580
Other intangible assets	5,743	(3,716)	2,027
Total intangible assets	51,204	(18,026)	33,178

As of December 31, 2018		Amortization and
(M$)	Cost	impairment	Net

Goodwill	9,188	(1,014)	8,174
Proved mineral interests	14,775	(7,947)	6,828
Unproved mineral interests	16,712	(4,491)	12,221
Other intangible assets	5,824	(4,125)	1,699
Total intangible assets	46,499	(17,577)	28,922

As of December 31, 2017		Amortization and
(M$)	Cost	impairment	Net

Goodwill	2,442	(1,015)	1,427
Proved mineral interests	13,081	(7,674)	5,407
Unproved mineral interests	11,686	(5,324)	6,362
Other intangible assets	4,831	(3,440)	1,391
Total intangible assets	32,040	(17,453)	14,587

Schedule of change in net intangible assets

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2019	28,922	1,087	(118)	(1,359)	(95)	4,741	33,178
2018	14,587	3,745	(28)	(852)	(351)	11,821	28,922
2017	15,362	404	(23)	(1,512)	234	122	14,587

Summary of changes in carrying amount of goodwill by business segment

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2019	Increases	Impairments	Other	December 31, 2019
Exploration & Production	2,642	—	—	—	2,642
Integrated Gas, Renewables & Power	4,707	155	—	(88)	4,774
Refining & Chemicals	475	52	—	(4)	523
Marketing & Services	321	62	—	(4)	379
Corporate	29	—	—	(1)	28
Total	8,174	269	—	(97)	8,346

Schedule of property, plant and equipment, including analysis of changes
As of December 31, 2019		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	210,071	(130,134)	79,937
Unproved properties	2,160	(288)	1,872
Work in progress	12,056	(569)	11,487
Subtotal	224,287	(130,991)	93,296

Other property, plant and equipment
Land	2,826	(792)	2,034
Machinery, plant and equipment (including transportation equipment)	36,747	(25,548)	11,199
Buildings	10,519	(6,032)	4,487
Work in progress	2,501	(2)	2,499
Other	10,137	(7,244)	2,893
Subtotal	62,730	(39,618)	23,112
Total property, plant and equipment	287,017	(170,609)	116,408

As of December 31, 2018		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	192,272	(120,435)	71,837
Unproved properties	1,673	(152)	1,521
Work in progress	22,553	(1,128)	21,425
Subtotal	216,498	(121,715)	94,783

Other property, plant and equipment
Land	1,775	(648)	1,127
Machinery, plant and equipment (including transportation equipment)	34,564	(25,393)	9,171
Buildings	8,864	(5,640)	3,224
Work in progress	2,540	(2)	2,538
Other	9,171	(6,690)	2,481
Subtotal	56,914	(38,373)	18,541
Total property, plant and equipment	273,412	(160,088)	113,324

As of December 31, 2017		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	174,336	(112,113)	62,223
Unproved properties	1,980	(152)	1,828
Work in progress	30,286	(2,537)	27,749
Subtotal	206,602	(114,802)	91,800

Other property, plant and equipment
Land	1,809	(652)	1,157
Machinery, plant and equipment (including transportation equipment)	33,554	(25,774)	7,780
Buildings	9,203	(5,859)	3,344
Work in progress	2,310	(1)	2,309
Other	9,463	(6,456)	3,007
Subtotal	56,339	(38,742)	17,597
Total property, plant and equipment	262,941	(153,544)	109,397

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2019	113,324	11,426	(1,052)	(15,097)	(270)	8,077	116,408
2018	109,397	13,336	(2,494)	(13,732)	(1,454)	8,271	113,324
2017	111,971	13,363	(1,117)	(15,099)	2,302	(2,023)	109,397

Schedule of facilities and equipment under leases

As of December 31, 2019		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	2,482	(517)	1,965

Other property, plant and equipment
Land	1,031	(104)	927
Machinery, plant and equipment (including transportation equipment)	3,527	(999)	2,528
Buildings	1,545	(201)	1,344
Other	483	(134)	349
Subtotal	6,586	(1,438)	5,148
Total property, plant and equipment	9,068	(1,955)	7,113

Property, plant and equipment as at December 31, 2018 and as at December 31, 2017, presented above include the following amounts for facilities and equipment under finance leases:

As of December 31, 2018		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	1,778	(605)	1,173
Buildings	121	(56)	65
Other	543	(83)	460
Total	2,442	(744)	1,698

As of December 31, 2017		Depreciation and
(M$)	Cost	impairment	Net
Machinery, plant and equipment	1,140	(468)	672
Buildings	124	(57)	67
Other	378	(58)	320
Total	1,642	(583)	1,059